Financial instruments - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Total interest expense for financial liabilities not held at fair value through profit or loss	£ 801,000	£ 61,000